ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Additional Information (Detail) - USD ($)		3 Months Ended		9 Months Ended
	Jun. 08, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities		$ 7,638,801		$ 7,638,801		$ 11,412,896
Gain on settlement				1,839,626
Naglreiter Consulting, LLC [Member]
Accrued Expenses And Other Liabilities [Line Items]
Gain on settlement				1,839,626
Payment under litigtion settlement	$ 1,050,000
Research And Development Suppliers [Member]
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities		7,014,132		7,014,132		10,049,622
Legal And Insurance Service Provider [Member]
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities		$ 317,377		$ 317,377		$ 560,904